Fair Value Measurements - Fair value hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets:
Current derivative assets	$ 15,070
Non-current derivative assets	14,378	$ 1,015
Financial liabilities:
Current derivative liabilities		6,754
Non-current derivative liabilities		4,260
Carrying Value
Financial assets:
Cash and cash equivalents	47,579	62,293
Financial liabilities:
Long-term debt, current and non-current	1,062,647	974,596
Fair Value
Financial assets:
Cash and cash equivalents	47,579	62,293
Financial liabilities:
Long-term debt, current and non-current	1,035,740	974,596
Interest rate swap contracts | Carrying Value
Financial assets:
Current derivative assets	15,070
Non-current derivative assets	14,378	1,015
Financial liabilities:
Current derivative liabilities		6,754
Non-current derivative liabilities		4,260
Interest rate swap contracts | Fair Value
Financial assets:
Current derivative assets	15,070
Non-current derivative assets	14,378	1,015
Financial liabilities:
Current derivative liabilities		6,754
Non-current derivative liabilities		4,260
Recurring | Carrying Value
Financial assets:
Cash and cash equivalents	47,579
Financial liabilities:
Long-term debt, current and non-current	1,062,647
Recurring | Interest rate swap contracts | Carrying Value
Financial assets:
Current derivative assets	15,070
Non-current derivative assets	14,378
Quoted Price in Active Markets for Identical Assets (Level 1) | Fair Value
Financial assets:
Cash and cash equivalents		62,293
Quoted Price in Active Markets for Identical Assets (Level 1) | Recurring | Fair Value
Financial assets:
Cash and cash equivalents	47,579
Significant Other Observable Inputs (Level 2) | Fair Value
Financial liabilities:
Long-term debt, current and non-current		974,596
Significant Other Observable Inputs (Level 2) | Interest rate swap contracts | Fair Value
Financial assets:
Non-current derivative assets		1,015
Financial liabilities:
Current derivative liabilities		6,754
Non-current derivative liabilities		$ 4,260
Significant Other Observable Inputs (Level 2) | Recurring | Fair Value
Financial liabilities:
Long-term debt, current and non-current	1,035,740
Significant Other Observable Inputs (Level 2) | Recurring | Interest rate swap contracts | Fair Value
Financial assets:
Current derivative assets	15,070
Non-current derivative assets	$ 14,378